Cover	May 12, 2026
Entity Addresses [Line Items]
Document Type	S-1
Entity Registrant Name	Tidewise Acquisition Corporation
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	26 Broadway
Entity Address, Address Line Two	Suite 934,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
Country Region	+1
City Area Code	332
Local Phone Number	241-1445
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002129595
Amendment Flag	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Country Region	+1
City Area Code	800
Local Phone Number	221-0102